REVENUES - Revenue by geography (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 9,622	$ 9,530	$ 9,901
Other revenues	27	76	2
Revenues	9,649	9,606	9,903
Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	5,709	5,743	5,806
Other revenues	27	74	2
Revenues	5,736	5,817	5,808
Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,274	3,270	3,350
Other revenues	0	2	0
Revenues	3,274	3,272	3,350
Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	639	517	745
Other revenues	0	0	0
Revenues	639	517	745
United Kingdom
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,310	1,023	1,390
Revenues	1,310	1,024	1,394
United Kingdom | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,085	810	1,125
United Kingdom | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	225	213	265
United Kingdom | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
United States of America
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,591	1,700	1,609
Revenues	1,591	1,700	1,609
United States of America | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
United States of America | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,591	1,700	1,609
United States of America | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Europe
Disclosure of operating segments [line items]
Revenues from contracts with customers	921	875	876
Revenues	921	875	875
Europe | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Europe | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	921	875	876
Europe | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Australia
Disclosure of operating segments [line items]
Revenues from contracts with customers	4,390	4,153	3,909
Revenues	4,414	4,223	3,909
Australia | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	4,390	4,153	3,909
Australia | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Australia | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Brazil
Disclosure of operating segments [line items]
Revenues from contracts with customers	655	530	754
Revenues	655	530	754
Brazil | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Brazil | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	16	13	9
Brazil | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	639	517	745
Other
Disclosure of operating segments [line items]
Revenues from contracts with customers	755	1,249	1,363
Revenues	758	1,254	1,362
Other | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	234	780	772
Other | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	521	469	591
Other | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 0	$ 0	$ 0